Tax expense	12 Months Ended
Feb. 28, 2021
Major Components Of Tax Expense Income [Abstract]
Tax expense
23	Tax expense

	Year ended February 28, 2021	Year ended February 29, 2020	Year ended February 28, 2019
	US$	US$	US$
Tax recognised in profit or loss
Current tax expense
Current year	4,090,059	1,592,549	—
Changes in estimates related to prior year	543,457	—	—
	4,633,516	1,592,549	—
Deferred tax expense
Origination of temporary differences	1,391,928	1,592,549	—
Tax expense	6,348,444	1,592,549	—
Reconciliation of effective tax rate
Profit before income tax	51,601,156	15,173,340	(2,038,075)
Income tax using Singapore rate of 17% (2020: 17%)	8,772,196	2,579,468	(346,473)
Effect of tax rates in foreign jurisdiction	918,306	—	—
Non-deductible expenses	579,122	31,066	3,104
Tax exempt income	(4,451,909)	—	—
Tax incentives	(12,728)	(26,524)	—
Effect of unused tax losses not recognised as deferred tax assets	—	—	343,369
Utilisation of tax losses carried forward	—	(372,852)	—
Utilisation of group tax relief	—	(569,143)	—
Changes in estimates related to prior year	543,457	—	—
Others	—	(49,466)	—
	6,348,444	1,592,549	—

As of February 28, 2019, the Group had unutilised tax losses amounted to approximately US$2,000,000 for which no deferred tax asset was recognised in view of the uncertainty of its recoverability. The unutilised tax losses can be carried forward for unlimited period subject to conditions imposed by law.

As of February 29, 2020, the Group has utilised the tax losses carried forward from prior period and group tax relief provided by its intermediate holding company at that point, Antanium Global Pte. Ltd.